   As filed with the Securities and Exchange Commission on July 18, 2008

                                                            File No. 333-149352

                                 United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. ___
                        Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)


                                   CGM TRUST

               (Exact Name of Registrant as Specified in Charter)

                                 (617) 859-7714
                        (Area Code and Telephone Number)

              One International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)


                              T. John Holton, Esq.
                             Barry N. Hurwitz, Esq.
                             Bingham McCutchen LLP
                               One Federal Street
                          Boston, Massachusetts 02110
                    (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

Registrant proposes that this registration statement become effective on July 18, 2008, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A - Proxy Statement/Prospectus and Part B - Statement of Additional Information are incorporated herein by reference to the definitive Proxy Statement/Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission by the Registrant on April 4, 2008, pursuant to Rule 497 under the Securities Act of 1933, as amended.

                                     PART C

                               OTHER INFORMATION

ITEM 15. INDEMNIFICATION

      See Article 4 of the Trust's By-laws which are incorporated herein by reference. In addition, each series of the Trust maintains a liability insurance policy with maximum coverage of $5 million under which the applicable Fund and its trustees and officers are named insureds.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Trust's By-laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against the public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1)(a) Amended and Restated Agreement and Declaration of Trust of the Registrant is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997 and incorporated herein by reference.

(1)(b)   Amendment No. 1 to the Amended and Restated Agreement and
         Declaration of Trust of the Registrant is contained in Post-Effective Amendment No. 83 on Form N-1A (File No. 2-10653) filed on June 17, 1997 and incorporated herein by reference.

(1)(c) Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust of the Registrant is contained in Post-Effective Amendment No. 94 on Form N-1A (File No. 2-10653) filed on April 25, 2003 and incorporated herein by reference.

(1)(d) Amendment No. 3 to the Amended and Restated Agreement and Declaration of Trust of the Registrant is contained in Post-Effective Amendment No. 96 on Form N-1A (File No. 2-10653) filed on February 28, 2005 and incorporated herein by reference.

(2) Bylaws of the Registrant are contained in Post-Effective Amendment No. 96 on Form N-1A (File No. 2-10653) filed on February 28, 2005 and incorporated herein by reference.

(3)      None.

(4) The form of Agreement and Plan of Reorganization is contained in Part A to the Registration Statement on Form N-14 (File No. 333-149352) filed on February 22, 2008 and incorporated herein by reference.

(5) Form of share certificate of the Registrant's CGM Focus Fund is contained in Post-Effective Amendment No. 87 on Form N-1A (File No. 2-10653) filed on March 1, 1999 and incorporated herein by reference.

(6) Advisory Agreement of the Registrant dated December 31, 2004 with respect to CGM Focus Fund is contained in Post-Effective Amendment No. 96 on Form N-1A (File No. 2-10653) filed on February 28, 2005 and incorporated herein by reference.

(7)      None.

(8)      None.

(9)(a) Custodian Contract with respect to CGM Focus Fund is contained in Post-Effective Amendment No. 87 on Form N-1A (File No. 2-10653) filed on March 1, 1999 and incorporated herein by reference.

(9)(b) Amendment dated April 29, 1999 to the Custodian Contract with respect to CGM Focus Fund is contained in Post-Effective Amendment No. 89 on Form N-1A (File No. 2-10653) filed on April 25, 2000 and incorporated herein by reference.

(9)(c) Amendment dated August 1, 2000 to the Custodian Contract with respect to CGM Focus Fund is contained in Post-Effective Amendment No. 90 on Form N-1A (File No. 2-10653) filed on April 30, 2001 and incorporated herein by reference.

(9)(d) Special Custody Agreement dated August 1, 2000 with respect to CGM Focus Fund is contained in Post-Effective Amendment No. 90 on Form N-1A (File No. 2-10653) filed on April 30, 2001 and incorporated herein by reference.

(9)(e) Amendment dated December 20, 2004 to the Custodian Contract with respect to CGM Trust is contained in Post-Effective Amendment No. 96 on Form N-1A (File No. 2-10653) filed on February 28, 2005 and incorporated herein by reference.

(10)     None.

(11) Opinion and Consent of Bingham McCutchen LLP as to the legality of the securities being registered is contained in the Registration Statement on Form N-14 (File No. 333-149352) filed on February 22, 2008 and incorporated herein by reference.

(12) Opinion of Bingham McCutchen LLP supporting tax matters and consequences to shareholders discussed in the Proxy
         Statement/Prospectus is filed herewith.

(13) Transfer Agency and Service Agreement with respect to each series of the Registrant dated January 1, 2000 is contained in Post-Effective Amendment No. 90 on Form N-1A (File No. 2-10653) filed on April 30, 2001 and incorporated herein by reference.

(14) Consent of PricewaterhouseCoopers LLP is contained in the Registration Statement on Form N-14 (File No. 333-149352) filed on February 22, 2008 and incorporated herein by reference.

(15)     None.

(16) Power of Attorney is contained in the Registration Statement on Form N-14 (File No. 333-149352) filed on February 22, 2008 and incorporated herein by reference.

(17)(a) Form of Proxy Card is contained in the Registration Statement on Form N-14 (File No. 333-149352) filed on February 22, 2008 and incorporated herein by reference.

(17)(b) The Prospectus and Statement of Additional Information of CGM Capital Development Fund dated May 1, 2007 is contained in the Registration Statement on Form N-14 (File No. 333-149352) filed on February 22, 2008 and incorporated herein by reference.

(17)(c) The Annual Report of CGM Capital Development Fund for the year ended December 31, 2007 is contained in the Registration Statement on Form N-14 (File No. 333-149352) filed on February 22, 2008 and incorporated herein by reference.

(17)(d) The Prospectus and Statement of Additional Information of CGM Focus Fund, a series of CGM Trust, dated May 1, 2007 is contained in the Registration Statement on Form N-14 (File No. 333-149352) filed on February 22, 2008 and incorporated herein by reference.

(17)(e) The Annual Report of CGM Focus Fund, a series of CGM Trust, for the year ended December 31, 2007 is contained in the Registration Statement on Form N-14 (File No. 333-149352) filed on February 22, 2008 and incorporated herein by reference.

(17)(f) Code of Ethics for the Registrant is contained in Post-Effective Amendment No. 89 on Form N1-A (File No. 2-10653) filed on April 25, 2000 and incorporated herein by reference.

(17)(g) Code of Ethics for Capital Growth Management Limited Partnership is contained in Post-Effective amendment No. 97 on Form N-1A (File No. 2-10653) filed on April 27, 2006 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Bingham McCutchen LLP supporting the tax consequences of the proposed reorganizations as soon as practicable after the closing of the reorganizations.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement on Form N-14, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed on behalf of the registrant, in the City of Boston and Commonwealth of Massachusetts on the 18th day of July, 2008.

                                                CGM TRUST,
                                                on behalf of CGM Focus Fund

                                                By: /s/ Robert L. Kemp
                                                    ---------------------------
                                                        Robert L. Kemp
                                                        President

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated below on July 18, 2008.

          SIGNATURE                          TITLE
-------------------------------   ------------------------------

       /s/ ROBERT L. KEMP
-------------------------------   President (Principal Executive
         ROBERT L. KEMP           Officer) and Trustee

       /s/ JEM A. HUDGINS
-------------------------------   Treasurer (Principal Financial
         JEM A. HUDGINS           and Accounting Officer)

     /s/ G. KENNETH HEEBNER
-------------------------------   Trustee
       G. KENNETH HEEBNER

        * PETER O. BROWN
-------------------------------   Trustee
         PETER O. BROWN

       * MARK W. HOLLAND
-------------------------------   Trustee
        MARK W. HOLLAND

  *JAMES VAN DYKE QUEREAU, JR.
-------------------------------   Trustee
 JAMES VAN DYKE QUEREAU, JR.

      * J. BAUR WHITTLESEY
-------------------------------   Trustee
       J. BAUR WHITTLESEY



*By:  /s/ ROBERT L. KEMP
      -------------------------
          ROBERT L. KEMP,
          ATTORNEY-IN-FACT
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                                EXHIBIT INDEX

EXHIBIT NO.     EXHIBITS

12 Opinion of Bingham McCutchen LLP supporting tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus.